UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA                Date April 4, 2008
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total:   $68,749,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
***ALLIED IRISH BANKS PLC      COM               19228402     3856    89300  SH         Sole                 89300
***BARCLAYS PLC-ADR            COM               6738E204      822    22708  SH         Sole                 22708
***IRELAND BANK-SPONSORED ADR  COM              46267Q103     2790    46200  SH         Sole                 46200
ALLIANCEBERNSTEIN HLDGS LP UNI COM              01881G106     3709    58520  SH         Sole                 58520
ALLIANZ AKTIENGESELLSCHAFT     COM               18805101     2674   136000  SH         Sole                136000
BANK OF NEW YORK MELLON CORP   COM               64058100     8041   192695  SH         Sole                192695
BANK OF NOVA SCOTIA            COM               64149107     1298    28700  SH         Sole                 28700
BANKATLANTIC BANCORP INC-CL A  COM               65908501      814   208080  SH         Sole                208080
BLACKROCK INC CL A             COM              09247X101     3063    15000  SH         Sole                 15000
COUNTRYWIDE FINANCIAL CORP     COM              222372104      605   110000  SH         Sole                110000
ESPEED INC                     COM              296643109     2592   222338  SH         Sole                222338
FIFTH THIRD BANCORP            COM              316773100      209    10000  SH         Sole                 10000
FRANKLIN RESOURCES INC         COM              354613101     4665    48100  SH         Sole                 48100
HSBC HOLDINGS PLC              COM              404280406     1646    20000  SH         Sole                 20000
INTERACTIVE BROKERS GROUP INC  COM              45841N107     1412    55000  SH         Sole                 55000
INVESCO LTD                    COM              G491BT108     5972   245150  SH         Sole                245150
INVESTMENT TECHNOLOGY GROUP    COM              46145F105      924    20000  SH         Sole                 20000
MERRILL LYNCH & CO INC         COM              590188108      935    22955  SH         Sole                 22955
MF GLOBAL LTD                  COM              G60642108     1786   180208  SH         Sole                180208
MORGAN STANLEY                 COM              617446448      855    18700  SH         Sole                 18700
NORTHERN TRUST CORP            COM              665859104     4224    63553  SH         Sole                 63553
OCEANFIRST FINANCIAL CORP      COM              675234108     1216    69539  SH         Sole                 69539
OCH ZIFF CAPITAL MANAGEMENT    COM              67551U105     1006    47900  SH         Sole                 47900
STATE STREET CORP              COM              857477103     4766    60325  SH         Sole                 60325
TD AMERITRADE HLDG CORP        COM              87236Y108     3006   182071  SH         Sole                182071
TEXTAINER GRP HLDGS LTD        COM              G8766E109      656    43500  SH         Sole                 43500
UNITED AMERICA INDEMNITY       COM              90933T109     3509   182170  SH         Sole                182170
W R BERKLEY CORP               COM               84423102     1700    61401  SH         Sole                 61401
